Note 18 - Commitments and Contingencies - Obligations From Other Commitments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Total Other Commercial Commitments	$ 88,889
Other Commitments, Less than 1 Year	34,566
Other Commitments, 1-3 Years	30,610
Other Commitments, 4-5 Years	16,430
Other Commitments, More than 5 Years	7,283
Commercial Lines of Credit [Member]
Total Other Commercial Commitments	63,322
Other Commitments, Less than 1 Year	23,742
Other Commitments, 1-3 Years	27,240
Other Commitments, 4-5 Years	12,340
Other Commitments, More than 5 Years	0
Commitments to Lend [Member]
Total Other Commercial Commitments	22,757
Other Commitments, Less than 1 Year	8,716
Other Commitments, 1-3 Years	2,668
Other Commitments, 4-5 Years	4,090
Other Commitments, More than 5 Years	7,283
Standby Letters of Credit [Member]
Total Other Commercial Commitments	2,810
Other Commitments, Less than 1 Year	2,108
Other Commitments, 1-3 Years	702
Other Commitments, 4-5 Years	0
Other Commitments, More than 5 Years	$ 0